Supplemental cash flow information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	¥ 1,661	¥ 350	¥ 439
Proceeds from short-term loans	1,800	1,200	1,800
Repayments of short-term loans	(1,800)	(1,200)	(2,000)
Repayments of long-term loans	0	0	0
Repayments of lease obligations	(463)	(327)	(255)
Proceeds from loans from related party	8,508	0	3,000
Repayments of loans from related party	(7,887)	0	(3,000)
Total changes from financing cash flows	158	(327)	(455)
Modification of lease term	79	(81)	253
New lease contracts		1,719	113
Increase by business combination	130
Interest expenses	31	5	3
Interest expenses paid	(31)	(5)	(3)
Total liability-related other changes	209	1,638	366
Liabilities arising from financing activities at end of period	2,028	1,661	350
Right-of-use assets obtained in exchange for lease liabilities	366	1,638	79
Warrant and other liabilities assumed	2,347
Loans
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	0	0	200
Proceeds from short-term loans	1,800	1,200	1,800
Repayments of short-term loans	(1,800)	(1,200)	(2,000)
Repayments of long-term loans			0
Repayments of lease obligations	0	0	0
Proceeds from loans from related party	8,508		3,000
Repayments of loans from related party	(7,759)		(3,000)
Total changes from financing cash flows	749	0	(200)
Modification of lease term	0	0	0
New lease contracts		0	0
Increase by business combination	2
Interest expenses	21	0	1
Interest expenses paid	(21)	0	(1)
Total liability-related other changes	2	0	0
Liabilities arising from financing activities at end of period	751	0	0
Promissory note- related party
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	0	0	0
Proceeds from short-term loans	0	0	0
Repayments of short-term loans	0	0	0
Repayments of long-term loans			0
Repayments of lease obligations	0	0	0
Proceeds from loans from related party	0		0
Repayments of loans from related party	(128)		0
Total changes from financing cash flows	(128)	0	0
Modification of lease term	0	0	0
New lease contracts		0	0
Increase by business combination	128
Interest expenses	0	0	0
Interest expenses paid	0	0	0
Total liability-related other changes	128	0	0
Liabilities arising from financing activities at end of period	0	0	0
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	1,661	350	239
Proceeds from short-term loans	0	0	0
Repayments of short-term loans	0	0	0
Repayments of long-term loans			0
Repayments of lease obligations	(463)	(327)	(255)
Proceeds from loans from related party	0		0
Repayments of loans from related party	0		0
Total changes from financing cash flows	(463)	(327)	(255)
Modification of lease term	79	(81)	253
New lease contracts		1,719	113
Increase by business combination	0
Interest expenses	10	5	2
Interest expenses paid	(10)	(5)	(2)
Total liability-related other changes	79	1,638	366
Liabilities arising from financing activities at end of period	¥ 1,277	¥ 1,661	¥ 350